Other Income (Details) - Schedule of other income - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Other Income Abstract
Income from revenue entitlement rights	$ 6,124,042	$ 7,258,605
Liabilities no longer required written back	360,842	265,411
Total other income	$ 6,484,884	$ 7,524,016